Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,767.36
Total Transaction Valuation	20,038,811.06
Total Offset Amount	2,767.36
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A